Discontinued Operations (Details Textual) - USD ($)		1 Months Ended	12 Months Ended
	Sep. 05, 2018	May 24, 2018	Dec. 31, 2019	Dec. 31, 2018	Oct. 08, 2019	Aug. 14, 2017
Description of discontinued operation	The Company sold 90% equity of wholly owned subsidiary AGM Holdings incorporated AGM Group Ltd ("AGM Belize")to Mr. Zhentao Jiang (the "Buyer"), a related party, at a sales price of $450,000 (the "Transfer Price"). Pursuant to an equity transfer agreement, the Buyer shall pay the Transfer Price in available cash to the seller's designated bank account. A 20% initial payment shall be paid by the Buyer within five working days upon the signing of the equity transfer agreement. A 30% shall be paid by the Buyer after the completion of legal and financial due diligence, and the remaining 50% shall be paid after the approval by The International Business Company Registry of Belize.		The Company realized a gain of $450,000 from the disposal of 90% equity of AGM Belize with an investment cost basis of $0. The Company also realized a gain of $4,172,068 resulted from 90% of liabilities being assumed by the acquirer pursuant to the equity transfer agreement. Together, the Company recognized a total gain on disposal of operation of $5,072,068 for the year ended December 31, 2018 and recognized the remaining 10% equity in AGM Belize under cost method investment.
Impairment loss on intangible assets				$ 2,711,535
Total considerations						$ 971
Realized loss		$ 16,537	$ 319
AGM Holdings [Member]
Ownership					100.00%